Nature of Operations and Reorganization	12 Months Ended
Dec. 31, 2020
Nature of Operations and Reorganization
Nature of Operations and Reorganization

1. Nature of Operations and Reorganization

(a) Nature of operations

36Kr Holdings Inc. (“36Kr” or the “Company”), is a holding company and conducts its business mainly through its subsidiaries, a VIE and subsidiaries of the VIE (collectively referred to as the “Group”). The Group is primarily engaging in providing content and business services to new economy participants in the People’s Republic of China (the “PRC”). The Group mainly generates revenues from providing online advertising services, enterprise value-added services and subscription services (collectively referred to as the “36Kr Business”). The Group’s principal operations and geographic markets are substantially located in PRC.

(b) Reorganization

The Group commenced operations in 2010. Beijing Xieli Zhucheng Finance Information Service Co., Ltd. (“Xieli”) was established in 2011 by Mr. Liu Chengcheng (the “Founder”) to carry out the Group's principal business. In December 2016, the Group’s business was carved out from Xieli (“Carve-out”), and incorporated into a newly set up company named Beijing Duoke Information Technology Co., Ltd. (“Beijing Duoke”; formerly named as Beijing Pinxin Media Culture Co., Ltd. and Beijing Sanshiliuke Culture Media Co., Ltd.), which was then a wholly owned subsidiary of Xieli.

The Company was incorporated as a limited liability company in the Cayman Islands on December 3, 2018. Through a series of contemplated reorganization steps (the “Reorganization”), the Company established Beijing Dake Information Technology Co., Ltd. (“Beijing Dake”) in June 2019 to gain control over Beijing Duoke through contractual arrangements and thereafter the 36Kr Business was transferred to the Group upon the completion of the Reorganization. The Reorganization was approved by the Board of Directors and a reorganization framework agreement was entered into by the Company, Beijing Duoke, the Founder and the shareholders of Beijing Duoke in June 2019.

As of August 2, 2019, the Group has completed the steps of the Reorganization as described below, and Beijing Duoke has become VIE of the Group. The ownership structure of the major subsidiaries and VIE of the Group is:

		Percentage
		of Direct or
		Indirect
	Place and year of	Economic
Major subsidiaries	Incorporation	Ownership	Principal activities
36Kr Holding Limited (“36Kr BVI” or “BVI Subsidiary”)	British Virgin Islands, established in 2018	100%	Investment holding
36Kr Holdings (HK) Limited (“36Kr HK” or “HK Subsidiary”)	Hong Kong, established in 2018	100%	Investment holding
Tianjin Duoke Investment Co., Ltd. (“Tianjin Duoke”)	The PRC, established in 2019	100%	Investment holding
Tianjin Dake Information Technology Co., Ltd. (“Tianjin Dake”)	The PRC, established in 2019	100%	Management consulting
Beijing Dake	The PRC, established in 2019	100%	Management consulting

		Percentage
	Place and year of	of Economic
VIE	Incorporation	Ownership	Principal activities
Beijing Duoke	The PRC, established in 2016	100%	36Kr Business

		Percentage
	Place and year of	of Economic
VIE Major subsidiaries	Incorporation	Ownership	Principal activities
Tianjin Thirtysix Hearts Technology Co., Ltd.	The PRC, established in 2017	100%	Offline training
Beijing Dianqier Creative Interactive Media Culture Co., Ltd. (“Dianqier”)	The PRC, established in 2017	100%	Enterprise value‑added services
Zhejiang Pinxin Technology Co., Ltd.	The PRC, established in 2019	100%	Investment holding

The major reorganization steps are described as follows:

(i)	the Company was set up by the Founder in December 2018;
(ii)	the Company established a wholly owned subsidiary in British Virgin Islands ("BVI”), 36Kr BVI, in December 2018;
(iii)	36Kr BVI established a wholly owned subsidiary in Hong Kong, 36Kr HK, in December 2018;
(iv)	36Kr HK established a wholly owned subsidiary in the PRC, Tianjin Duoke, in May 2019;
(v)	Tianjin Duoke established a wholly owned subsidiary in the PRC, Tianjin Dake, in June 2019;
(vi)	Tianjin Duoke established another wholly owned subsidiary in the PRC, Beijing Dake, in June 2019;
(vii)

Beijing Dake entered into various contractual agreements (“VIE agreements”) as related to the VIE and the VIE’s shareholders in order to comply with PRC laws and regulations on internet business in August 2019;

(viii)	the Company issued ordinary shares at par value to ordinary shareholders of Beijing Duoke and Xieli for the respective equity interests that they held in Beijing Duoke in August 2019;
(ix)

In August 2019, the Company issued Series A-1, A-2, B-1, B-2, B-3 and B-4 convertible redeemable preferred shares to preferred shareholders of Xieli as consideration in exchange for the respective similar equity interests that they held indirectly in Beijing Duoke through Xieli . On the same date, the Company issued Series C-1 convertible redeemable preferred shares to preferred shareholders of Beijing Duoke as consideration in exchange for the respective similar equity interests that they held directly in Beijing Duoke.

(c) Basis of Presentation for the Reorganization

The Reorganization consists of transferring the 36Kr Business to the Group, which is owned by the shareholders of Beijing Duoke and Xieli immediately before and after the Reorganization. The shareholding percentages and rights of each shareholder are substantially the same in Beijing Duoke and in the Company immediately before and after the Reorganization. Accordingly, the Reorganization is accounted for in a manner similar to a common control transaction because of the high degree of common ownership, and it is determined that the transfers lack economic substance. Therefore, the accompanying consolidated financial statements include the assets, liabilities, revenue, expenses and cash flows of 36Kr Business for the periods presented and are prepared as if the corporate structure of the Group after the Reorganization had been in existence throughout the periods presented. Accordingly, the effect of the ordinary shares and the preferred shares issued by the Company pursuant to the Reorganization have been presented retrospectively as of the beginning of the earliest period presented on the consolidated financial statement or the original issue date, whichever is later, as if such shares were issued by the Company when the Group issued such interests.

(d) Initial Public Offering

On November 8, 2019, the Company completed its initial public offering (the “IPO”) on the NASDAQ. In the offering, 1,380,000 American depositary shares (“ADSs”), representing 34,500,000 Class A ordinary shares, were issued and sold to the public at a price of US$14.50 per ADS. The net proceeds to the Company from the IPO, after deducting accrued and paid commissions and offering expenses, were approximately US$12.33 million (RMB 86.24 million).

(e) Contractual agreements with the VIE

In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of internet content services, the Group operates its restricted businesses in the PRC through its VIE, whose equity interests are held by the Founder and other shareholders of the Group. The Company obtained control over the VIE by entering into a series of contractual arrangements with the legal shareholders who are also referred to as nominee shareholders. These nominee shareholders are the legal owners of the VIE. However, the rights of those nominee shareholders have been transferred to the Group through the contractual arrangements.

The contractual arrangements used to control the VIE are the power of attorney, equity pledge agreement, exclusive purchase option agreement and exclusive business cooperation agreement. The Company’s management concluded that the Company, through the contractual arrangements, has the power to direct the activities that most significantly impact the VIE’s economic performance and bears the risks of and enjoys the rewards normally associated with ownership of the VIE. Therefore, the Company is the ultimate primary beneficiary of the VIE. As such, the Company consolidates the financial statements of the VIE and its subsidiaries, and the financial results of the VIE were included in the Group’s consolidated financial statements in accordance with the basis of presentation as stated in Note 2 (a).

The following is a summary of the contractual agreements that entered into by and among Beijing Dake, Beijing Duoke, and the nominee shareholders of Beijing Duoke.

Power of Attorney

Beijing Dake, Beijing Duoke and the shareholders of Beijing Duoke have entered into an power of attorney, pursuant to which each of the shareholders of Beijing Duoke irrevocably appointed Beijing Dake (as well as its successors, including a liquidator, if any, replacing Beijing Dake) or its designated persons to act on their respective behalf as exclusive agent and attorney, to the extent permitted by law, with respect to all rights of shareholders concerning all equity interests held by each of them in Beijing Duoke, including without limitation (i) to exercise all the shareholder’s rights (including but not limited to voting rights and right to sell, transfer, pledge or dispose of all equity interests in Beijing Duoke held in part or in whole), (ii) to attend shareholders’ meetings and to execute any and all written resolutions and meeting minutes in the name and on behalf of such shareholders, and (iii) to file documents with the relevant companies registry. The agreement will remain effective until Beijing Dake unilaterally terminates the agreement in writing or all equity interests in Beijing Duoke held by its shareholders are transferred or assigned to Beijing Dake or its designated representatives.

Equity Pledge Agreement

Beijing Dake, Beijing Duoke and the shareholders of Beijing Duoke have entered into an equity pledge agreement, pursuant to which the shareholders of Beijing Duoke have pledged all of their equity interests in Beijing Duoke that they own, including any interest or dividend paid for the shares, to Beijing Dake as a security interest to guarantee the performance by Beijing Duoke and its shareholders’ performance of their respective obligations under the exclusive business cooperation agreement, exclusive purchase option agreement and power of attorney. Upon the discovery of the occurrence of any circumstances or event that may lead to an event of default (as defined in the equity pledge agreement), Beijing Dake, as the pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Beijing Dake is not liable for any loss incurred by its due exercise of such rights and powers. This pledge will become effective on the date the pledged equity interests are registered with relevant office of the State Administration for Market Regulation and will remain effective until the pledgors are no longer the shareholders of Beijing Duoke.

Exclusive Purchase Option Agreement

Beijing Dake, Beijing Duoke and the shareholders of Beijing Duoke have entered into an exclusive purchase option agreement, pursuant to which each of the shareholders of Beijing Duoke irrevocably granted Beijing Dake or its designated representatives an exclusive option to purchase, to the extent permitted under PRC law, all or part of his, her or its equity interests in Beijing Duoke. Beijing Dake or its designated representatives have sole discretion as to when to exercise such options, either in part or in full, once or at multiple times at any time. Without Beijing Dake’s prior written consent, the shareholders of Beijing Duoke shall not sell, transfer, mortgage or otherwise dispose of their equity interests in Beijing Duoke, or allow the encumbrance thereon. The agreement will remain effective until all equity interests in Beijing Duoke held by its shareholders are transferred or assigned to Beijing Dake or its designated representatives.

Exclusive Business Cooperation Agreement

Beijing Dake and Beijing Duoke have entered into an exclusive business cooperation agreement, pursuant to which Beijing Dake has the exclusive right to provide to Beijing Duoke technical support, consulting services and other services related to Beijing Duoke’s business, including business management, daily operations, strategic planning, among others. Beijing Dake has granted Beijing Duoke the right to register its intellectual property rights under Beijing Duoke. Beijing Dake has the right to purchase such intellectual property rights from Beijing Duoke at nominal prices. The scope of the services provided by Beijing Dake may be expanded from time to time per Beijing Duoke’s request. The timing and amount of the service fee payments shall be determined at the sole discretion of Beijing Dake. The term of this agreement is indefinite unless Beijing Dake unilaterally terminates the agreement in writing.

Risks in relation to the VIE structure

A significant part of the Group’s business is conducted through the VIE of the Group, of which the Company is the ultimate primary beneficiary. In the opinion of the management, the contractual arrangements with the VIE and the nominee shareholders are in compliance with PRC laws and regulations and are legally binding and enforceable. The nominee shareholders indicate they will not act contrary to the contractual arrangements. However, there are substantial uncertainties regarding the interpretation and application of the PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if the nominee shareholders of the VIE were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements.

It is possible that the Group’s operation of certain of its operations and businesses through the VIE could be found by PRC authorities to be in violation of PRC law and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. While the Group’s management considers the possibility of such a finding by PRC regulatory authorities under current law and regulations to be remote, on March 15, 2019, the National People’s Congress adopted the Foreign Investment Law of the PRC, effective on January 1, 2020 and replace three existing laws regulating foreign investment in China, namely, the Wholly Foreign-Invested Enterprise Law of the PRC, the Sino-Foreign Cooperative Joint Venture Enterprise Law of the PRC and the Sino-Foreign Equity Joint Venture Enterprise Law of the PRC, together with their implementation rules and ancillary regulations. The Foreign Investment Law of the PRC embodies an expected PRC regulatory trend to rationalize its foreign investment regulatory regime in line with prevailing international practice and the legislative efforts to unify the corporate legal requirements for both foreign and domestic investments. However, since it is relatively new, uncertainties still exist in relation to its interpretation and implementation. For example, the Foreign Investment Law of the PRC adds a catch-all clause to the definition of “foreign investment” so that foreign investment, by its definition, includes “investments made by foreign investors in China through other means defined by other laws or administrative regulations or provisions promulgated by the State Council” without further elaboration on the meaning of “other means”. It leaves leeway for the future legislations promulgated by the State Council to provide for contractual arrangements as a form of foreign investment. It is therefore uncertain whether the Group’s corporate structure will be seen as violating the foreign investment rules as the Group are currently leveraging the contractual arrangements to operate certain businesses in which foreign investors are prohibited from or restricted to investing. Furthermore, if future legislations prescribed by the State Council mandate further actions to be taken by companies with respect to existing contractual arrangement, the Group may face substantial uncertainties as to whether the Group can complete such actions in a timely manner, or at all. If the Group fail to take appropriate and timely measures to comply with any of these or similar regulatory compliance requirements, the Group’s current corporate structure, corporate governance and business operations could be materially and adversely affected.

If the Group’s corporate structure or the contractual arrangements with the VIE were found to be in violation of any existing or future PRC laws and regulations, the PRC regulatory authorities could, within their respective jurisdictions:

•	revoke the business licenses and/or operating licenses of such entities;
•	discontinue or place restrictions or onerous conditions on the Group’s operation through any transactions between the PRC subsidiary and the VIE;
•	impose fines, confiscate the income from the PRC subsidiary or the VIE, or impose other requirements with which the VIE may not be able to comply;
•

require the Group to restructure the ownership structure or operations, including terminating the contractual arrangements with the VIE and deregistering the equity pledges of the VIE, which in turn would affect the Group’s ability to consolidate, derive economic interests from, or exert effective control over the VIE;

•	restrict or prohibit the Group’s use of the proceeds of this offering to finance the Group’s business and operations in China; or
•	take other regulatory or enforcement actions that could be harmful to the Group’s business.

The imposition of any of these restrictions or actions could result in a material adverse effect on the Group’s ability to conduct its business. In such case, the Group may not be able to operate or control the VIE, which may result in deconsolidation of the VIE in the Group’s consolidated financial statements. In the opinion of the management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group believes that the contractual arrangements among the VIE, its shareholders and relevant wholly foreign owned enterprise are in compliance with PRC law and are legally enforceable. The Group’s operations depend on the VIE to honor its contractual arrangements with the Group. These contractual arrangements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. The Company’s management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under the PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIE or the nominee shareholders of the VIE fail to perform their obligations under those arrangements.

The following financial information of the Group’s VIE and the VIE’s subsidiaries as of December 31, 2019 and 2020 and for the years ended December 31, 2018, 2019 and 2020 is included in the accompanying consolidated financial statements of the Group as follows:

	December 31,	December 31,
	2019	2020
	RMB’000	RMB’000
Current assets:
Cash and cash equivalents	11,870	11,494
Restricted cash	501	—
Short‑term investments	40,096	122,277
Accounts receivable, net	538,537	304,845
Amounts due from the Company and its subsidiaries	15,807	16,106
Receivables due from related parties of the Group	4,393	89
Prepayments and other current assets	16,810	14,566
Non‑current assets:
Property and equipment, net	15,964	3,937
Intangible assets, net	356	471
Operating lease right-of-use assets, net	—	27,365
Deferred tax assets	3,391	—
Total assets	647,725	501,150
Current liabilities:
Accounts payable	139,336	64,641
Salary and welfare payables	34,578	32,749
Taxes payable	32,441	17,207
Deferred revenue	8,161	18,849
Amounts due to the Company and its subsidiaries	116,097	199,392
Amounts due to related parties of the Group	—	548
Accrued liabilities and other payables	15,302	8,219
Operating lease liabilities	—	15,132
Non-current liabilities:
Operating lease liabilities	—	12,426
Total liabilities	345,915	369,163

	For the year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Total revenues	299,093	655,241	386,861
Net income/(loss)	40,518	(5,058)	(170,451)

	For the year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Net cash (used in)/provided by operating activities	(45,598)	(133,255)	57,273
Net cash (used in)/provided by investing activities	(56,294)	98,305	(83,561)
Net cash provided by/(used in) financing activities	104,716	(1,614)	25,411
Effect of exchange rate changes on cash, cash equivalents, and restricted cash held in foreign currencies	501	(33)	—

The Company’s involvement with the VIE is through the contractual arrangements disclosed above. All recognized assets held by the VIE are disclosed in the table above. Unrecognized revenue‑producing assets held by the VIE include the Internet Content Provision License, tradename of 36Kr, the domain names of 36kr.com, 36Kr mobile application, 36Kr official account on social networks, customer relationship relating to online advertising and enterprise value‑added services, customer lists relating to subscription services and assembled workforce.

In accordance with various contractual agreements, the Company has the power to direct the activities of the VIE and can have assets transferred out of the VIE. Therefore, the Company considers that there are no assets in the respective VIE that can be used only to settle obligations of the respective VIE, except for the registered capital of the VIE as well as certain non‑distributable statutory reserves. As the respective VIE is incorporated as limited liability company under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the respective VIE. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIE. As the Group is conducting certain businesses in the PRC through the VIE, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

There is no VIE in the Group where the Company or any subsidiary has a variable interest but is not the primary beneficiary.